Property and Equipment (Details Textual) (CAD) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Property, Plant and Equipment [Abstract]
Depreciation of property and equipment under capital leases	1,131	796	165
Property and equipment, additions	717	1,401	121
Property and equipment, impairment charges	1,236	3,425	0